COMMITMENTS AND CONTINGENCIES (Details Narrative) - CAD ($) $ in Thousands		1 Months Ended	12 Months Ended
	Oct. 08, 2023	Sep. 22, 2023	Dec. 31, 2023
Statement [Line Items]
Settlement amount paid	$ 2,886	$ 8,445
Net profits royalty interest			3.00%
Aggregate annual payment			$ 3,000
Undiscounted commitment			238
Total legal fees			$ 635
Office Use Commitment
Statement [Line Items]
Agreement end date			April 29, 2026
Pipeline Right Of Way Bond Commitment
Statement [Line Items]
Bond			$ 300